Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,581
Balance at end of period	3,936	$ 3,581	$ 3,002	$ 3,936	$ 3,002
Loans	3,715	3,397	2,823	3,715	2,823	$ 3,073
Undrawn credit facilities and other off-balance sheet exposures	221	184	179	221	179
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	384	308	316	293	280
Originations net of repayments and other derecognitions	(6)	(8)	(1)	(15)	(7)
Changes in model	2			2	(5)
Net remeasurement	106	90	(10)	221	62
Provision for (reversal of) credit losses	102	82	(11)	208	50
Write-offs	(21)	(6)	(17)	(31)	(41)
Recoveries		3		5	1
Interest income on impaired loans	(4)	(3)	(3)	(12)	(11)
Foreign exchange and other	(6)		(1)	(8)	5
Balance at end of period	455	384	284	455	284
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	920	943	844	939	803
Originations net of repayments and other derecognitions	(4)	(20)	(8)	(31)	(17)
Changes in model	(1)		19	(1)	20
Net remeasurement	185	81	114	346	249
Provision for (reversal of) credit losses	180	61	125	314	252
Write-offs	(117)	(101)	(80)	(304)	(204)
Recoveries	14	17	16	52	54
Interest income on impaired loans	(2)	(1)	(1)	(4)	(3)
Foreign exchange and other	(5)	1		(7)	2
Balance at end of period	990	920	904	990	904
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	732	827	743	868	653
Originations net of repayments and other derecognitions	(8)	(12)	(1)	(46)	44
Net remeasurement	182	30	99	302	264
Provision for (reversal of) credit losses	174	18	98	256	308
Write-offs	(147)	(147)	(104)	(426)	(282)
Recoveries	30	34	28	91	86
Balance at end of period	789	732	765	789	765
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,545	1,293	1,052	1,176	1,234
Originations net of repayments and other derecognitions	(6)	(10)	(11)	(16)	(13)
Changes in model	(3)			3	(11)
Net remeasurement	289	287	42	704	35
Provision for (reversal of) credit losses	280	277	31	691	11
Write-offs	(80)	(37)	(41)	(128)	(237)
Recoveries	3	8	10	19	27
Interest income on impaired loans	(15)	(8)	(4)	(27)	(11)
Foreign exchange and other	(31)	12	1	(29)	25
Balance at end of period	1,702	1,545	1,049	1,702	1,049
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	755
Balance at end of period	730	755	577	730	577
Loans	639	668	493	639	493
Undrawn credit facilities and other off-balance sheet exposures	91	87	84	91	84
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	78	58	68	57	59
Originations net of repayments and other derecognitions	4	2	5	9	14
Changes in model	1			1	(4)
Net remeasurement	(4)		(34)	(20)	(73)
Transfers to 12-month ECL	26	19	19	61	65
Transfers to lifetime ECL performing	(11)	(1)	(3)	(14)	(7)
Provision for (reversal of) credit losses	16	20	(13)	37	(5)
Foreign exchange and other	(2)			(2)	1
Balance at end of period	92	78	55	92	55
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	165	147	149	137	150
Originations net of repayments and other derecognitions	11	10	10	33	27
Changes in model	(1)			(1)	1
Net remeasurement	(82)	(128)	(61)	(277)	(251)
Transfers to 12-month ECL	88	147	48	309	239
Transfers to lifetime ECL performing	(24)	(10)	(9)	(43)	(29)
Provision for (reversal of) credit losses	(8)	19	(12)	21	(13)
Foreign exchange and other	(1)	(1)		(2)
Balance at end of period	156	165	137	156	137
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	173	142	193	159	136
Originations net of repayments and other derecognitions	4	8	6	13	71
Net remeasurement	(71)	(142)	(156)	(388)	(341)
Transfers to 12-month ECL	88	171	119	432	321
Transfers to lifetime ECL performing	(22)	(6)	(16)	(44)	(41)
Provision for (reversal of) credit losses	(1)	31	(47)	13	10
Balance at end of period	172	173	146	172	146
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	339	303	261	335	277
Originations net of repayments and other derecognitions	8	9	7	24	30
Changes in model	(2)			(2)	(13)
Net remeasurement	(76)	(35)	(31)	(165)	(130)
Transfers to 12-month ECL	55	66	16	156	89
Transfers to lifetime ECL performing	(7)	(9)	(12)	(29)	(20)
Provision for (reversal of) credit losses	(22)	31	(20)	(16)	(44)
Foreign exchange and other	(7)	5	(2)	(9)	6
Balance at end of period	310	339	239	310	239
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,948
Balance at end of period	2,205	1,948	1,782	2,205	1,782
Loans	2,076	1,852	1,687	2,076	1,687
Undrawn credit facilities and other off-balance sheet exposures	129	96	95	129	95
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	110	80	72	69	63
Originations net of repayments and other derecognitions	(2)	(1)		(3)	(4)
Changes in model					(1)
Net remeasurement	71	47	13	147	67
Transfers to 12-month ECL	(26)	(18)	(17)	(60)	(60)
Transfers to lifetime ECL performing	11	3	6	16	13
Transfers to lifetime ECL credit-impaired	(1)	(2)	(4)	(6)	(9)
Provision for (reversal of) credit losses	53	29	(2)	94	6
Foreign exchange and other		1			1
Balance at end of period	163	110	70	163	70
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	588	639	567	656	547
Originations net of repayments and other derecognitions	(8)	(20)	(14)	(43)	(37)
Changes in model			19		19
Net remeasurement	162	120	125	363	362
Transfers to 12-month ECL	(88)	(146)	(47)	(308)	(236)
Transfers to lifetime ECL performing	24	15	13	48	41
Transfers to lifetime ECL credit-impaired	(16)	(20)	(24)	(53)	(57)
Provision for (reversal of) credit losses	74	(51)	72	7	92
Foreign exchange and other	(1)			(2)
Balance at end of period	661	588	639	661	639
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	559	685	550	709	517
Originations net of repayments and other derecognitions	(12)	(20)	(7)	(59)	(27)
Net remeasurement	187	123	212	534	496
Transfers to 12-month ECL	(88)	(171)	(119)	(432)	(321)
Transfers to lifetime ECL performing	22	6	16	44	41
Transfers to lifetime ECL credit-impaired	(51)	(64)	(33)	(179)	(87)
Provision for (reversal of) credit losses	58	(126)	69	(92)	102
Balance at end of period	617	559	619	617	619
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	691	579	414	490	449
Originations net of repayments and other derecognitions	(8)	(3)	(2)	(14)	(12)
Changes in model	(1)			5	2
Net remeasurement	184	170	44	464	71
Transfers to 12-month ECL	(55)	(63)	(13)	(153)	(82)
Transfers to lifetime ECL performing	7	10	12	43	22
Transfers to lifetime ECL credit-impaired	(39)	(8)	(1)	(56)	(6)
Provision for (reversal of) credit losses	88	106	40	289	(5)
Foreign exchange and other	(15)	6		(15)	10
Balance at end of period	764	691	454	764	454
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	878
Balance at end of period	1,001	878	643	1,001	643
Loans	1,000	877	643	1,000	643
Undrawn credit facilities and other off-balance sheet exposures	1	1		1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	196	170	176	167	158
Originations net of repayments and other derecognitions	(8)	(9)	(6)	(21)	(17)
Changes in model	1			1
Net remeasurement	39	43	11	94	68
Transfers to 12-month ECL		(1)	(2)	(1)	(5)
Transfers to lifetime ECL performing		(2)	(3)	(2)	(6)
Transfers to lifetime ECL credit-impaired	1	2	4	6	9
Provision for (reversal of) credit losses	33	33	4	77	49
Write-offs	(21)	(6)	(17)	(31)	(41)
Recoveries		3		5	1
Interest income on impaired loans	(4)	(3)	(3)	(12)	(11)
Foreign exchange and other	(4)	(1)	(1)	(6)	3
Balance at end of period	200	196	159	200	159
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	167	157	128	146	106
Originations net of repayments and other derecognitions	(7)	(10)	(4)	(21)	(7)
Net remeasurement	105	89	50	260	138
Transfers to 12-month ECL		(1)	(1)	(1)	(3)
Transfers to lifetime ECL performing		(5)	(4)	(5)	(12)
Transfers to lifetime ECL credit-impaired	16	20	24	53	57
Provision for (reversal of) credit losses	114	93	65	286	173
Write-offs	(117)	(101)	(80)	(304)	(204)
Recoveries	14	17	16	52	54
Interest income on impaired loans	(2)	(1)	(1)	(4)	(3)
Foreign exchange and other	(3)	2		(3)	2
Balance at end of period	173	167	128	173	128
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	66	49	43	156	109
Transfers to lifetime ECL credit-impaired	51	64	33	179	87
Provision for (reversal of) credit losses	117	113	76	335	196
Write-offs	(147)	(147)	(104)	(426)	(282)
Recoveries	30	34	28	91	86
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	515	411	377	351	508
Originations net of repayments and other derecognitions	(6)	(16)	(16)	(26)	(31)
Net remeasurement	181	152	29	405	94
Transfers to 12-month ECL		(3)	(3)	(3)	(7)
Transfers to lifetime ECL performing		(1)		(14)	(2)
Transfers to lifetime ECL credit-impaired	39	8	1	56	6
Provision for (reversal of) credit losses	214	140	11	418	60
Write-offs	(80)	(37)	(41)	(128)	(237)
Recoveries	3	8	10	19	27
Interest income on impaired loans	(15)	(8)	(4)	(27)	(11)
Foreign exchange and other	(9)	1	3	(5)	9
Balance at end of period	$ 628	$ 515	$ 356	$ 628	$ 356